Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,235,175)	$ (2,167,611)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,932,074	1,815,588
Amortization of right-of-use asset	2,171,124	2,279,490
Deferred tax expense (benefit)	147,998	(663,227)
Inventory write-downs	494,204	192,766
(Gain)/ loss on long-term investments	(87,482)	466,262
Allowance for credit losses	34,730	1,652
Reversal of allowance for credit losses		(154,929)
Gain on disposal of property and equipment	(1,483)
Remeasurement of defined benefit obligations		(19,552)
Changes in operating assets and liabilities:
Accounts and notes receivable, net	(782,826)	1,726,982
Due from/to related parties	(202,946)	124,744
Operating lease liabilities	(1,260,469)	(565,604)
Current tax asset/ liability	(162,010)	(2,108,483)
Inventories	(445,302)	(6,746,575)
Prepaid expenses and other current assets	266,169	(409,170)
Accounts payable	332,075	(466,541)
Right-of-use asset	(840,915)	(1,560,254)
Accrued expenses and other current liabilities	76,063	(2,192,882)
Prepayment and other non-current assets	(7,359)	(758,080)
Other non-current liabilities	(4,599)
Net cash used in operating activities	(1,576,129)	(11,205,424)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(4,138,945)	(11,585,245)
Disposal of plant, property and equipment	1,483
Purchase of intangible assets	(177,539)
Purchase of long-term investments	(76,605)	(7,062)
Purchase of short-term investments	(62,293)
Net cash used in investing activities	(4,453,899)	(11,592,307)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	41,610,136	38,752,418
Repayments of bank borrowings	(37,898,778)	(24,734,659)
Dividend distribution		(2,715,297)
Net cash provided by financing activities	3,711,358	11,302,462
Effect of foreign exchange rate on cash, cash equivalents and restricted cash	(1,684,859)	(20,915)
Net decrease in cash and cash equivalents	(4,003,529)	(11,516,184)
Cash, cash equivalents and restricted cash at the beginning of year	9,305,728	20,821,912
Cash, cash equivalents and restricted cash at the end of year	5,302,199	9,305,728
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expenses paid	506,009	282,484
Income taxes paid, net of refunds	466,127	2,564,373
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTION:
Right of use assets obtained in exchange for operating lease obligations	1,107,424	1,822,488
Cash and cash equivalents, beginning of the year	8,904,618	20,740,375
Restricted cash, beginning of the period	401,110	81,537
Total cash, cash equivalents and restricted cash, beginning of the year	9,305,728	20,821,912
Cash and cash equivalents, end of the year	5,098,420	8,904,618
Restricted cash, end of the period	203,779	401,110
Total cash, cash equivalents and restricted cash, end of the year	$ 5,302,199	$ 9,305,728